Other Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-ARO environmental liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 229	$ 262
ARO liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 171	$ 187